Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current
Federal	$ 463	$ (3,510)	$ (11,925)
State	552	977	(2,573)
Total current	1,015	(2,533)	(14,498)
Deferred
Federal	6,646	119	12,030
State	(90)	(119)	2,779
Total deferred	6,556		14,809
Total income tax expense/(benefit)	7,571	(2,533)	311
Classification of income tax (benefit)/expense
Continuing operations	(5,647)	(2,533)	311
Discontinued operations	$ 13,218